Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Other Current Assets [Line Items]
Non-revolving term loan	$ 0	$ 816
Prepaid expenses	3,942	2,525
Cobalt inventory	11,950	8,712
Other	268	49
Total other current assets	$ 16,160	$ 12,102